Expense Example, No Redemption {- Fidelity Founders Fund} - 04.30 Fidelity Founders Fund AMCIZ PRO -07 - Fidelity Founders Fund	Jun. 29, 2022 USD ($)
Fidelity Advisor Founders Fund: Class A
Expense Example, No Redemption:
1 Year	$ 685
3 Years	923
5 Years	1,179
10 Years	1,911
Fidelity Advisor Founders Fund: Class M
Expense Example, No Redemption:
1 Year	487
3 Years	775
5 Years	1,084
10 Years	1,960
Fidelity Advisor Founders Fund: Class C
Expense Example, No Redemption:
1 Year	193
3 Years	613
5 Years	1,061
10 Years	2,095
Fidelity Advisor Founders Fund: Class I
Expense Example, No Redemption:
1 Year	87
3 Years	271
5 Years	471
10 Years	1,049
Fidelity Advisor Founders Fund: Class Z
Expense Example, No Redemption:
1 Year	77
3 Years	241
5 Years	421
10 Years	$ 941